March 21, 2005


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Vanguard Trustees' Equity Funds (the "Trust")
         File No. 2-65955-99

Commissioners:

Enclosed is the 38th Post-Effective Amendment to the Trust's registration statement on Form N-1A. The purpose of this amendment is to add a new series to the Trust. The new series will be called Vanguard Diversified Equity Fund.

Pursuant to the requirements of Rule 485(a)(2), it is hereby requested that this Amendment be declared effective on June 9, 2005. Prior to June 9, 2005, Vanguard will submit a Rule 485(b) filing that responds to SEC comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on June 9, 2005.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,


Judith L. Gaines
Associate Counsel

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission